SCHEDULE OF KEY INPUTS INTO MODELS FOR NOTE PAYABLE (Details) - Note Payable Polar [Member]	Jun. 30, 2026	Dec. 31, 2025
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class A common stock price	4.06	3.48
Expected term (years)		1 year
Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (years)	1 year 6 months
Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class A common stock price	223.44
Measurement Input, Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class A common stock price	0.44
Measurement Input, Exercise Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class A common stock price		0.27